Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Allowance for Doubtful Accounts [Table Text Block]
Allowances for Doubtful Accounts	2014	2013	2012

Balance at beginning of year	$124,672	$43,353	$24,227
Bad debt provision	-	95,838	35,925
Write-off of receivables	(73,093)	(14,519)	(16,799)
Balance at end of year	$51,579	$124,672	$43,353

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%